UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	2/28/2018

Item 1 – Reports to Stockholders

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved renaming the Fund’s Class Q shares as Class R6 shares, effective on June 11, 2018. The renaming of Class Q shares as Class R6 shares will not result in any changes to pricing, eligibility, or shareholder rights and obligations. The renamed Class R6 shares will not be exchangeable with Class R6 shares of the Prudential Day One Funds or the Prudential 60/40 Allocation Fund.

- Not part of the Semiannual Report -

Prudential California Muni Income Fund	3

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

- Not part of the Semiannual Report -

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However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

- Not part of the Semiannual Report -

Prudential California Muni Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential California Muni Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds will be renamed from Prudential to PGIM Funds. Renaming our funds is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name is changing. Your Fund’s management and operation, along with the Fund’s symbols, will remain the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential California Muni Income Fund

April 16, 2018

*Note: The Prudential Day One Funds will not be changing their names.

Prudential California Muni Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/18 (without sales charges)	Average Annual Total Returns as of 2/28/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception
Class A	–0.90	–1.31	1.57	4.17	—
Class B	–1.16	–2.56	1.95	4.32	—
Class C	–1.28	1.02	1.64	3.90	—
Class Q	–0.50**	N/A	N/A	N/A	N/A (10/26/17)
Class Z	–0.79	3.05	2.67	4.87	—
Bloomberg Barclays Municipal Bond Index	–1.24	2.50	2.57	4.66	—
Bloomberg Barclays California Municipal Bond Index	–1.11	2.62	2.88	4.98	—
Lipper California Municipal Debt Funds Average	–1.00	3.04	2.90	4.78	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A*	Class B**	Class C*	Class Q***	Class Z*
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Certain share classes will be generally closed to investments by new group retirement plans effective on or about June 1, 2018. Please see the ‘PRUDENTIAL FUNDS-UPDATE” on page 4 of this report for more information.

**Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

***Class Q shares will be renamed as Class R6 shares effective on June 11, 2018. Please see the “PRUDENTIAL FUNDS-UPDATE” on page 3 of this report for more information.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays California Municipal Bond Index—The Bloomberg Barclays California Municipal Bond Index is an unmanaged index of long-term investment-grade California municipal bonds. It gives a broad look at how long-term investment-grade California municipal bonds have performed.

Lipper California Municipal Debt Funds Average—The Lipper California Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper California Municipal Debt Funds universe for the periods noted. Funds in the Lipper Average limit their assets to those securities that are exempt from taxation in California.

Prudential California Muni Income Fund	9

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/28/18 (%)
AAA	9.3
AA	46.3
A	19.8
BBB	12.6
BB	2.3
B	1.7
CC	0.5
Not Rated	7.0
Cash/Cash Equivalents	0.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.18	1.95	3.57	3.80	1.95	3.57	3.80
Class B	0.16	1.51	2.76	2.94	1.29	2.36	2.51
Class C	0.14	1.24	2.27	2.42	1.24	2.27	2.42
Class Q	0.14	2.23	4.08	4.34	–138.15	–252.92	–269.16
Class Z	0.20	2.24	4.10	4.36	2.24	4.10	4.36

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential California Muni Income Fund	11

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential California Muni Income Fund		Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$991.00	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class B	Actual	$1,000.00	$988.40	1.42%	$7.00
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class C	Actual	$1,000.00	$987.20	1.69%	$8.33
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45
Class Q	Actual**	$1,000.00	$995.00	0.70%	$2.39
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51
Class Z	Actual	$1,000.00	$992.10	0.69%	$3.41
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six month period ended February 28, 2018, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 125-day period ended February 28, 2018 due to the class’ inception date of October 26, 2017.

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Schedule of Investments (unaudited)

as of February 28, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.9%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$524,552
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare (Pre-refunded date 08/01/19)(ee)	6.250	08/01/39	1,000	1,067,070
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000	08/01/43	2,000	2,193,220
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000	10/01/34	2,070	2,317,903
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000	10/01/35	500	558,700
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000	05/01/39	1,000	1,127,940
Bay Area Toll Auth. Rev., Ser. F-1	5.000	04/01/56	1,000	1,119,930
Bay Area Toll Auth. Rev., Ser. F-1, Rfdg.	5.000	04/01/54	1,000	1,105,120
California Cnty. Tob. Secur. Agy. Rev., Asset-Bkd.	5.450	06/01/28	500	507,180
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds, LA Cnty. Ser. B (Converted to Fixed on 12/01/10)	5.250	06/01/21	1,380	1,400,341
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100	06/01/28	1,035	1,035,331
California Edl. Facs. Auth. Rev., Chapman University, Ser. B	4.000	04/01/47	2,720	2,767,654
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125	10/01/40	1,000	1,052,050
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,263,620
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,165,760
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(ee)	6.000	02/01/32	1,000	1,084,370
California Hlth. Facs. Fing. Auth. Rev., Kaiser Permanente, Sub., Ser. A-1G	5.000	11/01/27	1,000	1,221,100
California Hlth. Facs. Fing. Auth. Rev., Kaiser Permanente, Sub., Ser. A-2	4.000	11/01/44	2,250	2,306,182
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser A	4.000	11/15/47	750	765,713
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser. A	5.000	08/15/43	1,000	1,100,700
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser A	5.000	11/15/56	1,500	1,688,940
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500	10/01/39	1,500	1,580,295
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(ee)	6.500	10/01/38	20	20,603

See Notes to Financial Statements.

Prudential California Muni Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/40	1,000	$1,099,390
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg	5.000		11/15/36	1,200	1,263,684
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750		07/01/39	1,000	1,053,440
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	4.000		11/15/40	1,050	1,088,021
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000		08/15/54	1,000	1,100,500
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500		11/15/40	500	568,665
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser A, Rfdg.	5.000		11/15/38	1,000	1,149,980
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000		08/15/43	1,500	1,686,210
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250		08/15/31	1,000	1,111,080
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfdg.	4.000		06/01/26	500	530,255
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfdg.	5.000		06/01/46	500	537,710
California Muni. Fin. Auth. Rev., Ser. A , 144A	5.500		06/01/48	250	255,208
California Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, FRDD (Mandatory put date 03/01/18)	1.000	(cc)	11/01/35	1,700	1,700,000
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250		08/01/40	1,250	1,337,912
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond-Calplant I Proj., AMT, 144A	7.000		07/01/22	250	251,313
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond-Calplant I Proj., AMT, 144A	8.000		07/01/39	250	249,703
California Pub. Fin. Auth. Rev., Sharp Healthcare, Ser. A	4.000		08/01/47	1,000	1,019,680
California Sch. Fin. Auth. Chrt. Sch. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000		07/01/51	620	661,862
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	4.000		07/01/26	300	319,803
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	5.000		07/01/45	1,000	1,074,770
California Sch. Fin. Auth. Rev., Aspire Pub. Schs., Ser. A, Rfdg., 144A	5.000		08/01/46	1,000	1,076,200
California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A, 144A	5.000		08/01/45	610	645,569
California Sch. Fin. Auth. Rev., Kipp. LA. Proj., Ser A, 144A	5.000		07/01/47	500	548,175

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California Sch. Fin. Auth. Rev., Summit Pub. Schs., 144A	5.000%		06/01/47	1,000	$1,075,000
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A, 144A	5.000		07/01/45	1,000	1,080,080
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfdg., 144A	5.000		08/01/40	2,000	2,160,440
California St., GO	4.000		11/01/47	1,500	1,549,785
California St., GO	5.000		03/01/45	2,000	2,253,460
California St., GO	5.000		08/01/45	1,500	1,700,190
California St., GO	5.000		08/01/46	1,500	1,697,745
California St., GO	5.250		11/01/40	750	813,923
California St., Unrefunded Balance, GO	5.500		04/01/30	5	5,017
California St., Var. Purp., GO	5.000		10/01/29	1,500	1,581,195
California St., Var. Purp., GO	5.000		09/01/41	5,000	5,497,100
California St., Var. Purp., GO	5.000		10/01/41	1,250	1,376,662
California St., Var. Purp., GO	5.250		04/01/35	1,250	1,404,750
California St., Var. Purp., GO	5.500		11/01/39	1,000	1,063,590
California St., Var. Purp., GO	5.500		03/01/40	2,000	2,145,760
California St., Var. Purp., GO	6.000		03/01/33	2,750	2,985,785
California St., Var. Purp., GO	6.000		04/01/38	3,000	3,142,470
California St., Var. Purp., GO	6.000		11/01/39	1,500	1,607,910
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000		12/01/31	1,000	1,099,390
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. C, Rfdg.	5.000		11/01/34	1,300	1,497,028
California St. Univ. Rev., Ser. A, Systemwide	5.000		11/01/37	1,250	1,373,912
California Statewide Cmntys. Dev. Auth. Rev., Front Porch Communities & Services, Rfdg.	4.000		04/01/42	1,000	1,004,520
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg., 144A	5.250		11/01/44	250	264,808
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000		11/01/40	1,000	1,052,640
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250		12/01/44	1,000	1,071,990
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000		12/01/27	1,000	1,107,350
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250		12/01/56	1,000	1,066,740
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000		12/01/34	2,000	2,110,960
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes, 144A	7.250		11/15/41	500	540,375
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.980	(t)	09/01/22	1,335	1,023,892

See Notes to Financial Statements.

Prudential California Muni Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	2,000	$2,183,480
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875		01/01/34	1,000	1,050,890
Chula Vista Muni. Fing. Auth. Spl. Tax, Rfdg.	5.000		09/01/21	500	545,115
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000		05/15/36	1,250	1,313,875
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000		09/01/24	2,000	2,006,040
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000		09/01/34	500	544,765
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/40	1,250	1,388,875
Foothill-Eastern Trans. Rev., Ser. B-1	3.950		01/15/53	1,000	978,080
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Ser. A-1, Rfdg.	5.125		06/01/47	1,635	1,623,571
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfdg.	5.000		06/01/27	150	173,277
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfdg.	5.000		06/01/28	1,215	1,395,099
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfdg.	5.000		06/01/29	1,250	1,427,737
Golden St. Tob. Secur. Corp. Rev., Unrefunded Asset-Bkd., Ser. A-1	5.750		06/01/47	1,240	1,249,288
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000		07/01/35	500	535,110
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375		10/01/43	500	568,455
Inland Vly. Dev. Agy., Tax Alloc., Ser. A, Rfdg.	5.000		09/01/44	500	544,205
Irvine Unified Sch. Dist., Spl. Tax, Ser. B	5.000		09/01/51	1,000	1,103,310
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000		09/01/42	1,250	1,384,912
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.590	(t)	08/01/23	2,000	1,738,980
Lincoln Calif. Pub. Fing. Auth. Spl. Assessment, Twelve Bridges Sub. Dist., Ser. B	6.000		09/02/27	1,000	1,091,670
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	2,510	2,970,585
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/30	1,375	1,673,952
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/32	440	543,308
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	1,340	1,677,399
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000		05/15/19	2,000	2,106,580
Los Angelas Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000		05/15/47	1,000	1,118,770
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(ee)	6.000		08/01/33	2,000	2,128,620
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000		05/15/34	1,000	1,040,930
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000		05/15/38	2,500	2,740,350
Los Angeles Calif. Dept. Arpts. Rev., Ser. B, AMT	5.000		05/15/46	1,000	1,108,360
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000		05/15/38	1,000	1,125,200
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Ser. A	5.000		11/15/44	1,250	1,385,450
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000		07/01/39	1,000	1,028,590

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. A	5.375%		07/01/38	1,530	$1,579,113
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. B	5.000		07/01/34	2,500	2,832,700
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500		11/01/39	1,000	1,388,770
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750		08/10/18	700	713,468
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750		07/01/21	1,940	2,076,052
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Ser. A, Rfdg.	5.000		05/01/39	750	850,320
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax, No. 2015-1 Esencia Vlg., Ser. A	5.250		08/15/45	1,500	1,681,320
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax, No. 2017-1 Esencia Vlg., Ser. A	5.000		08/15/47	1,500	1,655,415
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000		08/15/29	1,000	1,141,470
Palomar Health Rev., Rfdg.	5.000		11/01/39	1,500	1,623,690
Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded date 11/01/20)(ee)	6.000		11/01/41	1,200	1,337,136
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfdg., AGM	5.000		09/01/29	1,750	2,009,385
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.360	(t)	08/01/26	1,375	1,038,826
Port of Oakland Rev., Ser. O, Rfdg., AMT	5.125		05/01/30	1,000	1,086,980
Port of Oakland Rev., Sr. Lien., Ser. P, Rfdg., AMT	5.000		05/01/33	1,750	1,913,957
Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Ser. A, Rfdg.	5.000		09/01/35	1,000	1,091,270
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750		07/01/37	390	279,338
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000		07/01/47	325	232,781
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250	(d)	08/01/40	750	426,563
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000		09/01/32	450	511,587
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(ee)	6.368		07/01/22	45	49,464
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(ee)(pp)	11.049	(cc)	07/01/22	1,205	1,444,072
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded date 10/01/20)(ee)	6.500		10/01/40	1,000	1,125,000
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000		11/01/37	1,250	1,297,612
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250		11/01/45	1,000	1,151,510

See Notes to Financial Statements.

Prudential California Muni Income Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%		06/01/44	500	$556,005
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000		09/01/37	500	551,855
Sacramento Area Flood Control Agy. Spl. Assessment, Ser A., Rfdg	5.000		10/01/41	1,000	1,142,160
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000		09/01/40	1,000	1,113,470
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL, 3 Month LIBOR + 0.530%	1.522	(c)	12/01/35	1,000	963,820
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	500	559,365
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	587,365
San Diego Assn. of Gov’t. South Bay Expressway Rev., Sr. Lien, Ser. A	5.000		07/01/42	1,175	1,342,355
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/41	1,500	1,666,650
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000		07/01/43	2,000	2,183,260
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000		10/15/44	1,000	1,120,820
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, AMT	5.250		05/01/33	500	561,055
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, Rfdg., AMT	5.000		05/01/31	1,000	1,104,500
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. C, Rfdg., AMT	5.000		05/01/25	1,555	1,693,799
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. F, Rfdg., AMT	5.000		05/01/28	1,000	1,086,370
San Francisco City & Cnty. Arpts. Comm. Rev., Ser. A, AMT	5.000		05/01/47	1,000	1,114,190
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(ee)	6.500		08/01/39	1,000	1,069,820
San Jose Calif., Library & Park Proj., GO	5.000		09/01/33	2,200	2,206,050
San Jose Calif., Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg. (Pre-refunded date 08/01/20)(ee)	5.500		08/01/35	1,000	1,095,220
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500		09/01/25	2,160	2,163,586
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625		09/01/36	325	354,767
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.480	(t)	08/01/29	1,250	843,125
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	3.170	(t)	08/01/28	1,055	760,339
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000		09/01/36	500	531,190

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Southern Cali. Pub. Power Auth. Nat. Gas Proj. Rev., LIBOR, Proj. No. 1, Ser. A, 3 Month LIBOR + 1.470%	2.658	%(c)	11/01/38	2,000	$1,855,880
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250		10/01/40	700	826,721
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	4.750		06/01/23	2,575	2,575,515
Walnut Energy Center Auth. Rev., Rfdg.	5.000		01/01/34	1,000	1,138,600

TOTAL INVESTMENTS 98.9% (cost $194,711,174)					203,458,350
Other assets in excess of liabilities 1.1%					2,273,232

NET ASSETS 100.0%					$205,731,582

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABs—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Pollution Control Revenue

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(pp)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at February 28, 2018.
(t)	Represents zero coupon bond. Rate quoted represents effective yield at February 28, 2018.

See Notes to Financial Statements.

Prudential California Muni Income Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2018

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$201,416,103	$—
Guam	—	1,103,565	—
Puerto Rico	—	938,682	—

Total	$—	$203,458,350	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2018 were as follows:

General Obligation	19.3%
Health Care	18.6
Transportation	14.4
Special Tax/Assessment District	12.3
Education	9.5
Power	6.4
Tobacco	5.5
Lease Backed Certificate of Participation	5.5
Water & Sewer	4.9%
Corporate Backed IDB & PCR	2.2
Solid Waste/Resource Recovery	0.3

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

20

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2018

Assets
Unaffiliated investments (cost $194,711,174)	$203,458,350
Cash	43,648
Interest receivable	2,641,591
Receivable for Fund shares sold	115,953
Prepaid expenses	1,045

Total Assets	206,260,587

Liabilities
Payable for Fund shares reacquired	308,263
Management fee payable	76,838
Dividends payable	55,253
Distribution fee payable	47,342
Accrued expenses and other liabilities	37,464
Affiliated transfer agent fee payable	3,845

Total Liabilities	529,005

Net Assets	$205,731,582

Net assets were comprised of:
Shares of beneficial interest, at par	$196,845
Paid-in capital in excess of par	198,402,641

198,599,486
Undistributed net investment income	488,667
Accumulated net realized loss on investment transactions	(2,103,747)
Net unrealized appreciation on investments	8,747,176

Net assets, February 28, 2018	$205,731,582

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share
($115,303,268 ÷ 11,032,299 shares of beneficial interest issued and outstanding)	$10.45
Maximum sales charge (4.00% of offering price)	0.44

Maximum offering price to public	$10.89

Class B
Net asset value, offering price and redemption price per share
($3,385,520 ÷ 323,961 shares of beneficial interest issued and outstanding)	$10.45

Class C
Net asset value, offering price and redemption price per share
($31,009,992 ÷ 2,967,338 shares of beneficial interest issued and outstanding)	$10.45

Class Q
Net asset value, offering price and redemption price per share
($9,965 ÷ 953 shares of beneficial interest issued and outstanding)	$10.45

Class Z
Net asset value, offering price and redemption price per share
($56,022,837 ÷ 5,359,981 shares of beneficial interest issued and outstanding)	$10.45

See Notes to Financial Statements.

Prudential California Muni Income Fund	23

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Net Investment Income (Loss)
Income
Interest income	$4,353,629

Expenses
Management fee	513,547
Distribution fee(a)	314,723
Transfer agent’s fees and expenses (including affiliated expense of $10,000)(a)	49,758
Registration fees(a)	38,425
Custodian and accounting fees	32,980
Audit fee	19,400
Shareholders’ reports	15,250
Legal fees and expenses	13,575
Trustees’ fees	6,550
Miscellaneous	7,682

Total expenses	1,011,890
Less: Fee waiver and/or expense reimbursement(a)	(10,451)
Custodian fee credit	(1,084)

Net expenses	1,000,355

Net investment income (loss)	3,353,274

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	334,263
Net change in unrealized appreciation (depreciation) on investments	(5,639,348)

Net gain (loss) on investment transactions	(5,305,085)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,951,811)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class Z
Distribution fee	145,626	9,167	159,930	—	—
Transfer agent’s fees and expenses	23,511	1,442	7,248	9	17,548
Registration fees	7,741	7,760	7,741	7,273	7,910
Fee waiver and/or expense reimbursement	—	(3,173)	—	(7,278)	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2018	Year Ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,353,274	$6,956,644
Net realized gain (loss) on investment transactions	334,263	(326,950)
Net change in unrealized appreciation (depreciation) on investments	(5,639,348)	(8,477,663)

Net increase (decrease) in net assets resulting from operations	(1,951,811)	(1,847,969)

Dividends from net investment income
Class A	(2,044,850)	(4,086,496)
Class B	(54,673)	(133,129)
Class C	(434,787)	(943,961)
Class Q	(130)	—
Class Z	(991,002)	(1,746,657)

	(3,525,442)	(6,910,243)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	20,465,020	43,596,094
Net asset value of shares issued in reinvestment of dividends and distributions	3,134,315	5,919,278
Cost of shares reacquired	(19,411,089)	(77,882,884)

Net increase (decrease) in net assets from Fund share transactions	4,188,246	(28,367,512)

Total increase (decrease)	(1,289,007)	(37,125,724)

Net Assets:
Beginning of period	207,020,589	244,146,313

End of period(a)	$205,731,582	$207,020,589

(a) Includes undistributed net investment income of:	$488,667	$660,835

See Notes to Financial Statements.

Prudential California Muni Income Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 6 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Massachusetts business trust on May 18, 1984. The Trust currently consists of one investment portfolio, known as the Prudential California Muni Income Fund (the “Fund”).

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are

26

based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged,

Prudential California Muni Income Fund	27

Notes to Financial Statements (unaudited) (continued)

whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Concentration of Risk: The Fund’s focus on California obligations makes the Fund much more susceptible to California-related risks such as economic, political and other developments that may adversely affect issuers of California obligations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include Distribution fees, Distribution fee waivers, Transfer Agent’s fees and expenses, Registration fees and Fee waiver and/or expense reimbursement.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such

28

custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $1 billion and 0.45% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was 0.50% for the

Prudential California Muni Income Fund	29

Notes to Financial Statements (unaudited) (continued)

six months ended February 28, 2018. The effective management fee rate, net of waivers and/or expense reimbursement was 0.49%.

PGIM Investments has contractually agreed, through December 31, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.42% of average daily net assets for Class B shares and 0.70% of average daily net assets for Class Q shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, Class B and Class C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it received $55,189 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2018. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that, for the six months ended February 28, 2018, it received $1,981 and $1,078 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

30

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended February 28, 2018 no such transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended February 28, 2018, were $32,872,805 and $30,486,451, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2018 were as follows:

Tax basis	$194,476,024

Gross Unrealized Appreciation	10,345,965
Gross Unrealized Depreciation	(1,363,639)

Net Unrealized Appreciation	$8,982,326

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $388,000 of its post-enactment losses to offset net taxable gains realized in the current year ended August 31, 2017. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until

Prudential California Muni Income Fund	31

Notes to Financial Statements (unaudited) (continued)

net gains have been realized in excess of such losses. As of August 31, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$1,106,000

Pre-Enactment Losses:
Expiring 2019	$926,000

The Fund elected to treat post-October capital losses of approximately $632,000 as having been incurred in the following fiscal year (August 31, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the Prudential California Muni Income Fund. The

32

Prudential California Muni Income Fund is authorized to issue an unlimited number of shares, divided into five classes, designated Class A, Class B, Class C, Class Q and Class Z.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.01 par value per share.

As of February 28, 2018, Prudential, through its affiliate entities, owned 953 of Class Q shares of the Fund. At reporting period end, four shareholders of record held 55% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2018:
Shares sold	469,018	$4,981,339
Shares issued in reinvestment of dividends and distributions	168,193	1,780,233
Shares reacquired	(659,309)	(6,999,226)

Net increase (decrease) in shares outstanding before conversion	(22,098)	(237,654)
Shares issued upon conversion from other share class(es)	23,033	246,214
Shares reacquired upon conversion into other share class(es)	(26,010)	(275,871)

Net increase (decrease) in shares outstanding	(25,075)	$(267,311)

Year ended August 31, 2017:
Shares sold	962,785	$10,265,836
Shares issued in reinvestment of dividends and distributions	331,151	3,520,590
Shares reacquired	(2,182,234)	(23,061,740)

Net increase (decrease) in shares outstanding before conversion	(888,298)	(9,275,314)
Shares issued upon conversion from other share class(es)	44,707	480,023
Shares reacquired upon conversion into other share class(es)	(184,309)	(1,947,001)

Net increase (decrease) in shares outstanding	(1,027,900)	$(10,742,292)

Class B
Six months ended February 28, 2018:
Shares sold	210	$2,230
Shares issued in reinvestment of dividends and distributions	4,252	45,004
Shares reacquired	(36,094)	(383,634)

Net increase (decrease) in shares outstanding before conversion	(31,632)	(336,400)
Shares reacquired upon conversion into other share class(es)	(22,986)	(245,761)

Net increase (decrease) in shares outstanding	(54,618)	$(582,161)

Year ended August 31, 2017:
Shares sold	1,362	$14,371
Shares issued in reinvestment of dividends and distributions	10,501	111,617
Shares reacquired	(38,287)	(403,375)

Net increase (decrease) in shares outstanding before conversion	(26,424)	(277,387)
Shares reacquired upon conversion into other share class(es)	(29,177)	(314,682)

Net increase (decrease) in shares outstanding	(55,601)	$(592,069)

Prudential California Muni Income Fund	33

Notes to Financial Statements (unaudited) (continued)

Class C
Six months ended February 28, 2018:
Shares sold	202,071	$2,148,827
Shares issued in reinvestment of dividends and distributions	35,767	378,487
Shares reacquired	(322,123)	(3,418,732)

Net increase (decrease) in shares outstanding before conversion	(84,285)	(891,418)
Shares reacquired upon conversion into other share class(es)	(19,039)	(203,426)

Net increase (decrease) in shares outstanding	(103,324)	$(1,094,844)

Year ended August 31, 2017:
Shares sold	430,281	$4,614,969
Shares issued in reinvestment of dividends and distributions	76,560	813,962
Shares reacquired	(1,097,210)	(11,608,479)

Net increase (decrease) in shares outstanding before conversion	(590,369)	(6,179,548)
Shares reacquired upon conversion into other share class(es)	(83,207)	(882,206)

Net increase (decrease) in shares outstanding	(673,576)	$(7,061,754)

Class Q
Period ended February 28, 2018*:
Shares sold	941	$10,014
Shares issued in reinvestment of dividends and distributions	12	130
Shares reacquired	—	(4)

Net increase (decrease) in shares outstanding	953	$10,140

Class Z
Six months ended February 28, 2018:
Shares sold	1,254,282	$13,322,610
Shares issued in reinvestment of dividends and distributions	87,931	930,461
Shares reacquired	(811,612)	(8,609,493)

Net increase (decrease) in shares outstanding before conversion	530,601	5,643,578
Shares issued upon conversion from other share class(es)	45,006	478,844

Net increase (decrease) in shares outstanding	575,607	$6,122,422

Year ended August 31, 2017:
Shares sold	2,724,585	$28,700,918
Shares issued in reinvestment of dividends and distributions	138,635	1,473,109
Shares reacquired	(3,991,322)	(42,809,290)

Net increase (decrease) in shares outstanding before conversion	(1,128,102)	(12,635,263)
Shares issued upon conversion from other shares class(es)	255,743	2,703,814
Shares reacquired upon conversion into other share class(es)	(3,754)	(39,948)

Net increase (decrease) in shares outstanding	(876,113)	$(9,971,397)

*	Commencement of offering was October 26, 2017.

34

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended February 28, 2018.

Prudential California Muni Income Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(a)		2017(a)	2016(a)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.73		$11.13	$10.74	$10.89	$10.18	$11.04
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.39	0.42	0.43	0.43
Net realized and unrealized gain (loss) on investment transactions	(0.28)		(0.40)	0.38	(0.14)	0.74	(0.86)
Total from investment operations	(0.10)		(0.04)	0.77	0.28	1.17	(0.43)
Less Dividends:
Dividends from net investment income	(0.18)		(0.36)	(0.38)	(0.43)	(0.46)	(0.43)
Net asset value, end of period	$10.45		$10.73	$11.13	$10.74	$10.89	$10.18
Total Return(b):	(0.90)%		(0.29)%	7.32%	2.54%	11.68%	(4.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$115,303		$118,662	$134,563	$129,942	$143,019	$143,901
Average net assets (000)	$117,466		$121,336	$130,998	$140,055	$141,409	$161,292
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement(c)	0.90%	(e)	0.93%	0.92%	0.94%	0.93%	0.91%
Expenses before waivers and/or expense reimbursement(c)	0.90%	(e)	0.93%	0.92%	0.97%	0.98%	0.96%
Net investment income (loss)	3.34%	(e)	3.40%	3.56%	3.80%	4.07%	3.93%
Portfolio turnover rate(d)	15%	(f)	44%	22%	13%	20%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 waiver was terminated.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(a)		2017(a)	2016(a)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.73		$11.13	$10.74	$10.89	$10.18	$11.04
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.36	0.40	0.41	0.40
Net realized and unrealized gain (loss) on investment transactions	(0.27)		(0.41)	0.39	(0.15)	0.73	(0.86)
Total from investment operations	(0.12)		(0.07)	0.75	0.25	1.14	(0.46)
Less Dividends:
Dividends from net investment income	(0.16)		(0.33)	(0.36)	(0.40)	(0.43)	(0.40)
Net asset value, end of period	$10.45		$10.73	$11.13	$10.74	$10.89	$10.18
Total Return(b):	(1.16)%		(0.53)%	7.07%	2.29%	11.40%	(4.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,386		$4,062	$4,835	$5,217	$6,568	$6,650
Average net assets (000)	$3,697		$4,264	$5,015	$6,041	$6,480	$7,061
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.42%	(d)	1.18%	1.17%	1.19%	1.18%	1.16%
Expenses before waivers and/or expense reimbursement	1.59%	(d)	1.18%	1.17%	1.19%	1.18%	1.16%
Net investment income (loss)	2.81%	(d)	3.15%	3.32%	3.55%	3.81%	3.69%
Portfolio turnover rate(c)	15%	(e)	44%	22%	13%	20%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(a)		2017(a)	2016(a)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.73		$11.14	$10.74	$10.89	$10.18	$11.04
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.31	0.33	0.35	0.35
Net realized and unrealized gain (loss) on investment transactions	(0.27)		(0.41)	0.39	(0.13)	0.74	(0.87)
Total from investment operations	(0.14)		(0.13)	0.70	0.20	1.09	(0.52)
Less Dividends:
Dividends from net investment income	(0.14)		(0.28)	(0.30)	(0.35)	(0.38)	(0.34)
Net asset value, end of period	$10.45		$10.73	$11.14	$10.74	$10.89	$10.18
Total Return(b):	(1.28)%		(1.11)%	6.63%	1.79%	10.85%	(4.86)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,010		$32,950	$41,694	$28,973	$23,365	$22,315
Average net assets (000)	$32,251		$35,933	$35,029	$26,988	$21,725	$24,809
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.69%	(d)	1.68%	1.67%	1.69%	1.68%	1.66%
Expenses before waivers and/or expense reimbursement	1.69%	(d)	1.68%	1.67%	1.69%	1.68%	1.66%
Net investment income (loss)	2.55%	(d)	2.64%	2.80%	3.05%	3.31%	3.19%
Portfolio turnover rate(c)	15%	(e)	44%	22%	13%	20%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class Q Shares
	October 26, 2017(d) through February 28, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.18)
Total from investment operations	(0.05)
Less Dividends:
Dividends from net investment income	(0.14)
Net asset value, end of period	$10.45
Total Return(b):	(0.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.70%	(e)
Expenses before waivers and/or expense reimbursement	212.92%	(e)
Net investment income (loss)	3.56%	(e)
Portfolio turnover rate(c)	15%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential California Muni Income Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2018(a)		2017(a)	2016(a)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.73		$11.14	$10.75	$10.90	$10.18	$11.05
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.39	0.42	0.44	0.46	0.46
Net realized and unrealized gain (loss) on investment transactions	(0.27)		(0.41)	0.38	(0.14)	0.74	(0.88)
Total from investment operations	(0.08)		(0.02)	0.80	0.30	1.20	(0.42)
Less Dividends:
Dividends from net investment income	(0.20)		(0.39)	(0.41)	(0.45)	(0.48)	(0.45)
Net asset value, end of period	$10.45		$10.73	$11.14	$10.75	$10.90	$10.18
Total Return(b):	(0.79)%		(0.10)%	7.60%	2.81%	12.06%	(3.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,023		$51,347	$63,055	$51,290	$41,079	$36,435
Average net assets (000)	$53,701		$48,061	$56,172	$46,389	$35,062	$43,284
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.69%	(d)	0.68%	0.67%	0.69%	0.68%	0.66%
Expenses before waivers and/or expense reimbursement	0.69%	(d)	0.68%	0.67%	0.69%	0.68%	0.66%
Net investment income (loss)	3.55%	(d)	3.64%	3.81%	4.05%	4.30%	4.18%
Portfolio turnover rate(c)	15%	(e)	44%	22%	13%	20%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans •
Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential California Muni Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PBCAX	PCAIX	PCICX	PCIQX	PCIZX
CUSIP	74440X100	74440X209	74440X308	74440X605	74440X407

MF146E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 18, 2018